Shareholders' Equity - Fair Value Assumptions of Stock Options Granted to Employees (Details) - Employee Stock Options	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	68.00%	63.30%
Risk-free interest rate	4.39%	2.90%
Dividend yield	0.00%	0.00%
Average expected term	3 years 9 months 29 days	3 years 7 months 24 days